Fair Value Measurement - Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($)	Jun. 30, 2021	Jan. 20, 2021
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments and cash held in Trust Account	$ 450,018,248
Public Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants derivative liability	12,600,000	$ 16,300,000
Private Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants derivative liability	7,700,000	$ 10,000,000.0
Fair Value, Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments and cash held in Trust Account	450,018,248
Total	470,318,248
Fair Value, Measurements, Recurring | Public Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants derivative liability	12,600,000
Fair Value, Measurements, Recurring | Private Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants derivative liability	7,700,000
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets (Level 1)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments and cash held in Trust Account	450,018,248
Total	450,018,248
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total	20,300,000
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | Public Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants derivative liability	12,600,000
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | Private Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrants derivative liability	$ 7,700,000